Income Taxes Income Tax Eff Rate Recon (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%		35.00%
Income before taxes of taxable entities			$ 33,950	$ 33,911	$ 5,003
Provision for income taxes at federal statutory rate			(11,883)	(11,869)	(1,751)
State income taxes, net of federal benefit			(1,977)	(1,979)	(293)
Manufacturing deduction			1,142	1,274	225
Deferred tax assets upon conversion to a corporation			0	0	1,495
Tax rate change			0	0	100
Other			(306)	41	(22)
Provision for income taxes	$ (524)	$ 242	$ (13,024)	$ (12,533)	$ (246)
Effective tax rate			38.40%	37.00%	4.90%